Deferred Premium Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2020
Insurance Contracts [Abstract]
Schedule of deferred premium acquisition costs
Changes in deferred premium acquisition costs for the years ended December 31 were as follows:

	2020	2019
Balance – January 1	1,344.3	1,127.3
Premium acquisition costs deferred	3,629.4	3,271.4
Amortization(1)	(3,424.0)	(3,068.2)
Assets held for sale (note 23)	—	(1.7)
Foreign exchange effect and other	(6.0)	15.5
Balance – December 31	1,543.7	1,344.3
(1)    Excludes in 2020 amortization of European Run-off's commission expenses of $7.7 as the assets of European Run-off were included in assets held for sale on the consolidated balance sheet at December 31, 2019 and European Run-off was deconsolidated on March 31, 2020 as described in note 23.